000 B000000 10/31/2011
000 C000000 0000045291
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 A
001 A000000 JOHN HANCOCK CAPITAL SERIES
001 B000000 811-1677
001 C000000 6176634497
002 A000000 601 CONGRESS STREET
002 B000000 BOSTON
002 C000000 MA
002 D010000 02210
002 D020000 2805
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000  2
007 C010400  4
007 C020400 John Hancock U.S. Global Leaders Growth Fund
007 C030400 N
007 C010500  5
007 C020500 John Hancock Classic Value Fund
007 C030500 N
077 A000000 Y
077 B000000 Y
077 D000000 Y
077 I000000 Y
077 Q010000 Y
SIGNATURE   SALVATORE SCHIAVONE
TITLE       TREASURER
This Form N-SAR B is updated for the inclusion of the Independent Registered Public Accountant's Name and location, as shown in Exhibit EX-99-77B ACCT LTR